Fair Value of Financial Instruments (Details) - Schedule of Reconciliation of Assets for Level 3 Investments $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule Of Reconciliation Of Assets For Level3 Investments Abstract
Beginning balance	$ 11
Ending balance	11
Unrealized loss on equity securities